Details of Significant Accounts - Income tax, income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax:
Current tax expense recognized for the current period	$ 390	$ 300	$ 371
Prior year income tax under (over) estimation	3	9	(50)
Total current tax	393	309	321
Deferred income tax:
Origination and reversal of temporary differences	(101)	(47)	(86)
Taxable losses		155	150
Total deferred income tax	(101)	108	64
Income tax expense	$ 292	$ 417	$ 385